Asset Retirement Obligation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation
Summary of changes in the Company's ARO	The following table summarizes changes in the Company’s ARO (in thousands):

	2020	2019
Balance at January 1,	$4,374	$5,832
Accretion expense	93	106
Balance at March 31,	$4,467	$5,938

The following table summarizes changes in the Company’s ARO (in thousands):

	December 31,
	2019	2018
Balance, beginning of year	$5,832	$21,548
Accretion expense	422	1,271
Changes in estimates	(1,880)	(16,987)
Balance, end of year	$4,374	$5,832